Performance Management - Pinnacle Value Fund	May 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Results
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with an index of broad market performance. Past results (before and after taxes) are not predictive of future performance. Updated information on Fund results may be found at www.pinnaclevaluefund.com.

Performance Past Does Not Indicate Future [Text]	Past results (before and after taxes) are not predictive of future performance
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	2025 6.0% 2024 10.7% 2023 25.4% 2022 1.1% 2021 14.3% 2020 3.4% 2019 10.7% 2018 (11.8)% 2017 (0.1)% 2016 16.5%
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020) 15.7% Lowest Performance Quarter (1Q 2020) (23.3)%
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	15.70%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(23.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns for the years ended Dec. 31, 2025
Performance [Table]
	1 year	5 years	10 years
Return before taxes	6.00%	11.20%	7.20%
Return after taxes on distributions (1)	3.50%	8.60%	5.50%
Return after taxes on distributions and sale of fund shares (1)	4.80%	8.30%	5.30%
Russell 2000 Index (2)	12.80%	6.10%	9.60%

(1)	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depends on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
(2)	Although you cannot invest directly in an index, investments in ETFs or funds that attempt to mirror an index performance may incur fees and taxes that may cause investment performance to differ from the performance of the underlying index.

Performance Availability Website Address [Text]	www.pinnaclevaluefund.com